Note 4 - Property, Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
(4)           Property, Equipment and Leasehold Improvements

Property, equipment and leasehold improvements at December 31, 2010 and 2011, consist of the following (in thousands):

	Estimated	December 31,
	useful
	lives	2010	2011
Building	15 years	$—	$600
Computer and office equipment	3 years	5,738	10,742
Furniture and fixtures	3 – 5 years	1,379	1,682
Leasehold improvements	Lease term	295	627
		7,412	13,651
Less accumulated depreciation		2,542	4,733
Total		$4,870	$8,918

Depreciation expense was $656,000, $1.7 million and $4.0 million for the years ended December 31, 2009, 2010 and 2011, respectively.